Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,680,034,029	2,580,538,505	2,544,333,609
Effect of potential equity shares for stock options outstanding	26,792,948	33,400,121	31,017,917
Weighted average number of equity shares used in computing diluted earnings per equity share	2,706,826,977	2,613,938,626	2,575,351,526